UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

Schedule of Investments
February 28, 2009 (Unaudited)
Grubb & Ellis AGA Realty Income Fund

			Shares	Value
PREFERRED STOCKS - 74.36%
Real Estate Investment Trusts - 74.36%
Alexandria Real Estate Equities, Inc. Series C, 8.375%			400	5,900
Apartment Investment & Management Co. Series T, 8.000%			1,100	12,221
Apartment Investment & Management Co. Series U, 7.750%			1,700	18,275
Apartment Investment & Management Co. Series Y, 7.875%			2,300	24,265
Associated Estates Realty Corp. Series B2, 8.700%			3,900	53,430
BRE Properties, Inc. Series C, 6.750%			1,200	19,776
BRE Properties, Inc. Series D, 6.750%			1,800	27,540
CapLease, Inc. Series A, 8.125%			800	9,984
Corporate Office Properties Trust Series J, 7.625%			600	8,970
Digital Realty Trust, Inc. Series B, 7.875%			3,300	52,338
Duke Realty Corp. Series M, 6.950%			1,000	8,800
Entertainment Properties Trust Series B, 7.750%			1,500	15,510
Entertainment Properties Trust Series C, 5.750%			2,400	17,040
Entertainment Properties Trust Series D, 7.375%			2,500	23,125
HCP, Inc. Series E, 7.250%			1,400	22,400
HCP, Inc. Series F, 7.100%			900	13,500
Hospitality Properties Trust Series B, 8.875%			2,800	34,160
Hospitality Properties Trust Series C, 7.000%			3,700	37,333
Kilroy Realty Corp. Series E, 7.800%			300	3,900
Kilroy Realty Corp. Series F, 7.500%			1,200	15,138
Kimco Realty Corp. Series G, 7.750%			2,600	33,150
LaSalle Hotel Properties Series G, 7.250%			4,100	32,800
PS Business Parks, Inc. Series H, 7.000%			2,800	44,800
PS Business Parks, Inc. Series I, 6.875%			2,400	36,744
PS Business Parks, Inc. Series O, 7.375%			1,800	30,132
Public Storage Series C, 6.600%			700	11,613
Public Storage Series M, 6.625%			700	12,019
Public Storage Series Z, 6.250%			600	9,408
Realty Income Corp. Series E, 6.750%			1,500	24,975
Regency Centers Corp. Series D, 7.250%			700	11,480
Sunstone Hotel Investors, Inc. Series A, 8.000%			6,900	57,477
Taubman Centers, Inc. Series G, 8.000%			3,500	56,455
Vornado Realty Trust Series H, 6.750%			1,700	21,964
Vornado Realty Trust Series I, 6.625%			2,200	31,020
TOTAL PREFERRED STOCKS (Cost $1,032,951)				$837,642

COMMON STOCKS - 1.56%
Hotels Restaurants & Leisure - 1.56%
Starwood Hotels & Resorts Worldwide Inc.			1,520	17,617
TOTAL COMMON STOCKS (Cost $31,395)				$17,617

REAL ESTATE INVESTMNET TRUSTS - 25.36%
Acadia Realty Trust			2,700	$27,108
Alexandria Real Estate Equities, Inc.			300	11,988
Cogdell Spencer, Inc.			410	2,620
Digital Realty Trust, Inc.			190	5,679
Essex Property Trust, Inc.			360	19,584
HCP, Inc.			1,910	34,895
The Macerich Co.			3,550	40,541
National Retail Properties, Inc.			2,110	30,321
Public Storage, Inc.			920	51,042
Simon Property Group, Inc.			350	11,585
Taubman Centers, Inc.			1,910	29,891
UDR, Inc.			2,086	16,500
U-Store-It Trust			1,540	3,850
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $373,195)				$285,604

			Principal
			Amount
SHORT TERM INVESTMENTS - 0.81%
Fidelity Money Market Portfolio
4.920%, 12/31/2031 (a)			$9,062	9,062
TOTAL SHORT TERM INVESTMENTS (Cost $9,062)				$9,062

Total Investments (Cost $1,446,603) - 102.09%				1,149,925
Liabilities in Excess of Other Assets - (2.09)%				(23,520)
TOTAL NET ASSETS - 100.00%				$1,126,405

Footnotes

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2009.

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows*:

Cost of investments				$1,446,603
Gross unrealized appreciation				13,343
Gross unrealized depreciation				(310,021)
Net unrealized depreciation				$(296,678)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated May
31, 2009.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$ 1,149,925	$ 1,149,925	$ -	$ -
Total	$ 1,149,925	$ 1,149,925	$ -	$ -

Schedule of Investments
February 28, 2009 ( Unaudited)
Grubb & Ellis AGA U.S. Realty Fund

			Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 94.99%
Acadia Realty Trust			80	$803
Alexandria Real Estate Equities, Inc.			40	1,598
AMB Property Corp.			90	1,072
American Campus Communities, Inc.			50	856
AvalonBay Communities, Inc.			110	4,666
Boston Properties, Inc.			130	4,822
BRE Properties			180	3,406
Corporate Office Properties Trust			60	1,500
Cousins Properties, Inc.			40	284
Digital Realty Trust, Inc.			90	2,690
Douglas Emmett, Inc.			160	1,203
Duke Realty Corp.			100	690
Eastgroup Properties, Inc.			30	738
Equity Lifestyle Properties, Inc.			20	667
Essex Property Trust, Inc.			80	4,352
Federal Realty Investment Trust			80	3,290
First Potomac Realty Trust			20	146
HCP, Inc.			210	3,837
Health Care REIT, Inc.			90	2,769
Highwoods Properties, Inc.			60	1,133
Home Properties, Inc.			50	1,327
Kimco Realty Corp.			170	1,504
Liberty Property Trust			70	1,279
The Macerich Co.			140	1,599
Nationwide Health Properties, Inc.			100	2,026
ProLogis			80	463
PS Business Parks, Inc.			30	1,032
Public Storage, Inc.			130	7,212
Regency Centers Corp.			60	1,619
Simon Property Group, Inc.			190	6,289
Sunstone Hotel Investors, Inc.			220	482
Tanger Factory Outlet Centers			30	828
Taubman Centers, Inc.			60	939
UDR, Inc.			170	1,345
Ventas, Inc.			110	2,373
Vornado Realty Trust			120	3,928
Washington Real Estate Investment Trust			40	686
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $95,758)				$75,453

COMMON STOCKS - 4.03%
Hotels Restaurants & Leisure - 4.03%
Marriott International, Inc. - Class A			120	1,699
Starwood Hotels & Resorts Worldwide Inc.			130	1,507
Total Hotels Restaurants & Leisure				3,206
TOTAL COMMON STOCKS (Cost $3,949)				$3,206

			Principal
			Amount
SHORT TERM INVESTMENTS - 0.46%
Fidelity Money Market Portfolio
4.920%, 12/31/2031 (a)			$462	462
TOTAL SHORT TERM INVESTMENTS (Cost $462)				$462

Total Investments (Cost $100,169) - 99.60%				79,121
Other Assets in Excess of Liabilities - 0.40%				315
TOTAL NET ASSETS - 100.00%				$79,436

Footnotes

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2009.

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows*:

Cost of investments				$100,169
Gross unrealized appreciation				-
Gross unrealized depreciation				(21,048)
Net unrealized depreciation				$(21,048)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated May
31, 2009.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$ 79,121	$ 79,121	$ -	$ -
Total	$ 79,121	$ 79,121	$ -	$ -

Schedule of Investments
February 28, 2009 ( Unaudited)
Grubb & Ellis AGA International Realty Fund

			Shares	Value
Investments
None			-	-

Total Investments (Cost $0) - 0.00%				-
Other Assets in Excess of Liabilities - 100.00%				99,690
TOTAL NET ASSETS - 100.00%				$99,690

Footnotes

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows*:

	Cost of investments			$-
	Gross unrealized appreciation			-
	Gross unrealized depreciation			-
	Net unrealized depreciation			$-

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated May
31, 2009.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$ -	$ -	$ -	$ -
Total	$ -	$ -	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                April 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                 April 21, 2009

By        /s/ John Buckel
John Buckel, Treasurer

Date                 April 22, 2009